Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information Line Items
Entity Registrant Name	FANHUA INC.
Trading Symbol	FANH
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,353,891,784
Amendment Flag	false
Entity Central Index Key	0001413855
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-33768
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27/F
Entity Address, Address Line Two	Pearl River Tower
Entity Address, Address Line Three	No. 15 West Zhujiang Road
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510623
Entity Address, Country	CN
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	27/F
Entity Address, Address Line Two	Pearl River Tower
Entity Address, Address Line Three	No. 15 West Zhujiang Road
Entity Address, City or Town	Guangzhou
Entity Address, Postal Zip Code	510623
Entity Address, Country	CN
Contact Personnel Name	Peng Ge
City Area Code	+86 20
Local Phone Number	83883033
Contact Personnel Email Address	E-mail: gepeng@fanhuaholdings.com
Contact Personnel Fax Number	Fax: +86 20 83883181